Debt - Revolving Credit Agreement - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Jan. 08, 2016
Debt Instrument [Line Items]
Costs and fees incurred				$ 29,000,000
Revolving credit facility, outstanding amount					$ 314,000,000
ABL Senior Secured Revolving Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, outstanding amount	$ 30,000,000	$ 0
Available capacity on the ABL Facility	$ 866,000,000	$ 872,000,000
Interest rate	ABR plus 1.50% or the London Inter Bank Offered Rate ("LIBOR") plus 2.50%	ABR plus 1.50% or the London Inter Bank Offered Rate (“LIBOR”) plus 2.50%
Interest rate	ABR plus 0.25% or LIBOR plus 1.25%	ABR plus 0.25% or LIBOR plus 1.25%
Interest rate on letter of credit fees	1.125%	1.25%
Revolving credit facility unused commitment fee	0.125%	0.25%
Weighted average interest rate			3.69%
ABL Senior Secured Revolving Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Revolving credit facility, outstanding amount	$ 403,000,000	$ 393,000,000
ABL Senior Secured Revolving Facility [Member] | Letter of Credit [Member] | Standby Letters of Credit for Self Insurance Program [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	331,000,000	317,000,000
ABL Senior Secured Revolving Facility [Member] | Letter of Credit [Member] | Other Obligations [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 3,000,000	$ 3,000,000
ABL Tranche A-1 [Member] | ABL Senior Secured Revolving Facility [Member] | ABR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.50%	1.50%
ABL Tranche A-1 [Member] | ABL Senior Secured Revolving Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.50%	2.50%
ABL Tranche A [Member] | ABL Senior Secured Revolving Facility [Member] | ABR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	0.25%	0.25%
ABL Tranche A [Member] | ABL Senior Secured Revolving Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.25%	1.25%
Obligations Under Capital Leases [Member] | ABL Senior Secured Revolving Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 69,000,000	$ 73,000,000
ABL Senior Secured Revolving Facility [Member]
Debt Instrument [Line Items]
Increase in borrowing capacity		200,000,000
Maximum borrowing capacity	$ 1,300,000,000	$ 1,300,000,000
Maturity date description		The maturity date was extended to the earlier of (1) October 20, 2020, the amended ABL Facility maturity date; (2) April 1, 2019 if the Company’s Senior Notes have more than $300 million of principal outstanding at that date and the maturity date of the Senior Notes has not been extended to later than October 20, 2020; or (3) December 31, 2018 if the Company’s senior secured term loan (the “Amended 2011 Term Loan”) has more than $300 million of principal outstanding at that date and the maturity date of the Amended 2011 Term Loan has not been extended to later than October 20, 2020.
Costs and fees incurred		$ 3,000,000
Revolving credit facility, outstanding amount					$ 239,000,000
Line of credit maturity date	Oct. 20, 2020
ABL Senior Secured Revolving Facility [Member] | ABL Tranche A-1 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000	100,000,000	$ 75,000,000
ABL Senior Secured Revolving Facility [Member] | ABL Tranche A [Member]
Debt Instrument [Line Items]
Increase in borrowing capacity		175,000,000
Maximum borrowing capacity	$ 1,200,000,000	$ 1,200,000,000
Maturity date description	The maximum borrowing available is $1,300 million with ABL Tranche A-1 at $100 million, and ABL Tranche A at $1,200 million. Due to the June 2016 refinancings, the maturity date of the ABL Facility is October 20, 2020.
Basis spread on variable interest rate		0.75%